UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments

Institutional Income Funds, Inc.	February 28, 2009

T. ROWE PRICE INSTITUTIONAL HIGH YIELD FUND

Unaudited

PORTFOLIO OF INVESTMENTS ‡

(Amounts in 000s)

CORPORATE BONDS 79.3%

	$ Par/Shares	Value
Aerospace & Defense 1.6%		
American Airlines, 7.858%, 10/1/11	475	411
BE Aerospace, 8.50%, 7/1/18	1,500	1,193
Gencorp, 9.50%, 8/15/13	2,150	1,548
Hawker Beechcraft, 8.50%, 4/1/15	2,125	393
Hawker Beechcraft, 9.75%, 4/1/17	250	32
Hawker Beechcraft, PIK, VR, 8.875%, 4/1/15	840	67
L-3 Communications, 6.375%, 10/15/15	2,200	2,095
L-3 Communications, 7.625%, 6/15/12	1,780	1,784
Moog, 7.25%, 6/15/18 (1)	1,525	1,372
Transdigm, 7.75%, 7/15/14	1,175	1,090
Vought Aircraft, 8.00%, 7/15/11	2,325	1,221
		11,206
Airlines 0.3%		
Delta Airlines, 7.57%, 11/18/10	2,175	2,012
		2,012
Automotive 2.5%		
Allison Transmission, PIK, VR, 11.25%, 11/1/15 (1)	3,550	1,367
Commercial Vehicle Group, 8.00%, 7/1/13	1,250	562
Cooper Standard Automotive, 8.375%, 12/15/14	1,475	148
Ford Motor, 7.45%, 7/16/31	1,550	294
Ford Motor Credit, 7.875%, 6/15/10	5,350	3,531
Ford Motor Credit, FRN, 5.544%, 4/15/09	3,200	3,008
Ford Motor Credit, STEP, 9.75%, 9/15/10	2,875	1,897
General Motors, 7.20%, 1/15/11	1,175	185
General Motors, 8.375%, 7/15/33	3,175	429

Goodyear Tire & Rubber, 8.625%, 12/1/11	2,380	1,916
Goodyear Tire & Rubber, FRN, 6.318%, 12/1/09	1,675	1,579
KAR Holdings, 10.00%, 5/1/15	5,400	1,903
KAR Holdings, FRN, 5.17%, 5/1/14	775	318
Tenneco Automotive, 8.625%, 11/15/14	1,075	151
UCI Holdco, PIK, FRN, 9.996%, 12/15/13	1,202	65
United Components, 9.375%, 6/15/13	700	224
		17,577
Broadcasting 1.4%		
Allbritton Communications, 7.75%, 12/15/12	750	337
Bonten Media Acquisition, PIK, VR, 9.00%, 6/1/15 (1)	25	4
Lamar Media, 6.625%, 8/15/15	1,378	889
Lamar Media, 6.625%, 8/15/15	875	564
Lamar Media, 6.625%, 8/15/15	800	516
Local TV Finance, PIK, VR, 9.25%, 6/15/15 (1)	525	53
Nexstar Finance, 7.00%, 1/15/14	125	44
Nexstar Finance, VR, 11.375%, 4/1/13	543	186
Sinclair Broadcast Group, 8.00%, 3/15/12	4,580	2,771
Time Warner, 5.50%, 11/15/11	900	897
Time Warner, VR, 1.461%, 11/13/09	1,125	1,103
Univision Communications, 7.85%, 7/15/11	950	537
Univision Communications, PIK, VR, 9.75%, 3/15/15 (1)	1,250	94
Viacom, 5.75%, 4/30/11	1,125	1,094
XM Satellite, 13.00%, 8/1/13 (1)	2,100	945
		10,034
Building & Real Estate 0.9%		
Centex, 4.55%, 11/1/10	975	872
Centex, 5.80%, 9/15/09	400	396

Centex, 7.875%, 2/1/11	125	116
D.R. Horton, 4.875%, 1/15/10	875	831
Hovnanian Enterprises, 11.50%, 5/1/13	2,150	1,688
Lennar, 7.625%, 3/1/09	1,125	1,125
Toll, 8.25%, 2/1/11	900	882
Toll, 8.25%, 12/1/11	300	293
		6,203
Building Products 0.6%		
Associated Materials, STEP, 0.00%, 3/1/14	800	272
Gibraltar, VR, 8.00%, 12/1/15	3,350	1,725
Interface, 9.50%, 2/1/14	280	202
Texas Industries, 7.25%, 7/15/13	1,625	1,162
Texas Industries, 7.25%, 7/15/13 (1)	650	461
U.S. Concrete, 8.375%, 4/1/14	600	227
		4,049
Cable Operators 2.4%		
Cablevision Systems, FRN, 8.338%, 4/1/09	650	650
CSC Holdings, 7.625%, 4/1/11	2,246	2,223
CSC Holdings, 7.625%, 7/15/18	1,375	1,231
CSC Holdings, 8.125%, 7/15/09	600	614
CSC Holdings, 8.50%, 4/15/14 (1)	5,600	5,418
CSC Holdings, 8.625%, 2/15/19 (1)	50	47
Kabel Deutschland, 10.625%, 7/1/14	1,000	1,005
Mediacom Broadband, 8.50%, 10/15/15	1,625	1,373
Rainbow National Services, 8.75%, 9/1/12 (1)	350	350
Shaw Communications, 8.25%, 4/11/10	815	813
Videotron, 6.375%, 12/15/15	625	564
Videotron, 6.875%, 1/15/14	1,375	1,289

Videotron, 9.125%, 4/15/18 (1)	1,200	1,206
Videotron, 9.125%, 4/15/18 (1)	525	528
		17,311
Chemicals 1.8%		
Huntsman, 11.625%, 10/15/10	150	148
Invista, 9.25%, 5/1/12 (1)	2,025	1,853
KI Holdings, STEP, 0.00%, 11/15/14	4,325	3,546
Koppers Industry, 9.875%, 10/15/13	1,350	1,259
Nalco, 7.75%, 11/15/11	5,315	5,249
Polyone, 8.875%, 5/1/12	1,075	441
Terra Capital, 7.00%, 2/1/17	150	137
		12,633
Consumer Products 1.0%		
AAC Group, STEP, 10.25%, 10/1/12 (1)	500	341
Couche-Tard, 7.50%, 12/15/13	2,859	2,702
Jostens, 7.625%, 10/1/12	925	862
Jostens, STEP, 10.25%, 12/1/13	2,150	1,962
Pantry, 7.75%, 2/15/14	1,800	1,368
		7,235
Container 1.8%		
Ball, 6.625%, 3/15/18	1,135	1,092
Ball, 6.875%, 12/15/12	25	25
Bway, STEP, 10.00%, 10/15/10	1,600	1,492
Clondalkin Acquisition, VR, 3.996%, 12/15/13 (1)	1,800	1,116
Crown Americas, 7.625%, 11/15/13	75	75
Crown Americas, 7.75%, 11/15/15	2,080	2,096
Graham Packaging, 9.875%, 10/15/14	2,550	1,594

Owens-Brockway Glass Container, 6.75%, 12/1/14	2,100	2,027
Owens-Brockway Glass Container, 8.25%, 5/15/13	900	909
Plastipak Holdings, 8.50%, 12/15/15 (1)	1,840	1,306
Silgan Holdings, 6.75%, 11/15/13	1,107	1,007
		12,739
Department Stores 0.2%		
Macy's, 10.625%, 11/1/10	1,450	1,393
		1,393
Energy 8.1%		
Amerigas Partners, 7.125%, 5/20/16	2,525	2,361
Amerigas Partners, 7.25%, 5/20/15	350	329
Bristow Group, 6.125%, 6/15/13	1,225	931
Bristow Group, 7.50%, 9/15/17	3,300	2,376
Chesapeake Energy, 6.375%, 6/15/15	200	165
Chesapeake Energy, 6.875%, 1/15/16	275	228
Chesapeake Energy, 9.50%, 2/15/15	5,275	4,932
Cimarex Energy, 7.125%, 5/1/17	200	165
Compagnie Generale de Geophysique, 7.50%, 5/15/15	2,335	1,845
Compagnie Generale de Geophysique, 7.75%, 5/15/17	5,925	4,651
Complete Production Services, 8.00%, 12/15/16	4,525	3,066
Compton Petroleum, 7.625%, 12/1/13	1,800	603
Connacher Oil & Gas, 10.25%, 12/15/15 (1)	4,025	1,529
Copano Energy, 8.125%, 3/1/16	1,875	1,594
Denbury Resources, 9.75%, 3/1/16	3,700	3,478
Encore Acquisition, 6.25%, 4/15/14	3,050	2,417
Encore Acquisition, 7.25%, 12/1/17	1,550	1,213
Ferrellgas, 6.75%, 5/1/14	675	577
Ferrellgas, 8.75%, 6/15/12	3,436	2,921

Financial 1.8%

American Real Estate Partners, 7.125%, 2/15/13	2,150	1,768
B.F. Saul Real Estate, 7.50%, 3/1/14	750	774
E*Trade Financial, 8.00%, 6/15/11	625	250
E*Trade Financial, 12.50%, 11/30/17	6,432	2,894
E*Trade Financial, PIK, 12.50%, 11/30/17 (1)	—	—
Hub International, 9.00%, 12/15/14 (1)	1,725	1,143
Hub International, 10.25%, 6/15/15 (1)	3,175	1,635
Nuveen Investments, 5.00%, 9/15/10	725	442
Nuveen Investments, 5.50%, 9/15/15	3,855	540
Nuveen Investments, 10.50%, 11/15/15 (1)	1,350	311
SLM Corporation, 5.45%, 4/25/11	2,150	1,679
SLM Corporation, FRN, 1.299%, 7/27/09	1,175	1,058
Thornburg Mortgage, 8.00%, 5/15/13	375	68
Thornburg Mortgage, 12.00%, 3/31/15 (1)(2)	771	145
Thornburg Mortgage, PIK, 12.00%, 3/31/15 (2)	69	12
USI Holdings, 9.75%, 5/15/15 (1)	700	315
		13,034

Food/Tobacco 2.4%

Altria Group, 9.25%, 8/6/19	2,025	2,060
Altria Group, 9.70%, 11/10/18	1,275	1,333
B & G Foods, 8.00%, 10/1/11	1,525	1,392
B.A.T. International Finance, 9.50%, 11/15/18 (1)	1,275	1,456
Del Monte, 8.625%, 12/15/12	3,400	3,434
Reynolds American, 7.25%, 6/1/13	2,925	2,808
Tyson Foods, 8.25%, 10/1/11	1,925	1,814
Tyson Foods, 10.50%, 3/1/14 (1)	2,825	2,622
		16,919

Forest Products 1.3%		
Boise Cascade, 7.125%, 10/15/14	792	360
Domtar, 5.375%, 12/1/13	400	280
Domtar, 7.125%, 8/15/15	2,975	1,993
Domtar, 9.50%, 8/1/16	125	86
Georgia Pacific, 7.00%, 1/15/15 (1)	1,075	989
Georgia Pacific, 7.125%, 1/15/17 (1)	1,175	1,081
Georgia Pacific, 7.70%, 6/15/15	725	631
Georgia Pacific, 8.125%, 5/15/11	650	631
International Paper, 7.40%, 6/15/14	975	780
Jefferson Smurfit, 7.75%, 4/1/15	740	432
NewPage, 10.00%, 5/1/12	1,075	314
Rock-Tenn, 8.20%, 8/15/11	750	752
Rock-Tenn, 9.25%, 3/15/16 (1)	675	672
		9,001
Gaming 2.4%		
Chukchansi Economic Development Authority, VR 6.095%, 11/15/12 (1)	225	37
Chukchansi Economic Development Authority 8.00%, 11/15/13 (1)	145	25
Harrah's Operating, 10.00%, 12/15/15 (1)	1,087	272
Harrah's Operating, 10.75%, 2/1/16	1,600	228
Isle of Capri Casinos, 7.00%, 3/1/14	1,047	419
Little Traverse Bay Bands, 10.25%, 2/15/14 (1)	50	23
MGM Mirage, 8.50%, 9/15/10	1,850	888
MGM Mirage, 13.00%, 11/15/13 (1)	1,700	1,292
Penn National Gaming, 6.75%, 3/1/15	1,475	1,246
Pinnacle Entertainment, 7.50%, 6/15/15	1,725	1,139
Pinnacle Entertainment, 8.25%, 3/15/12	2,580	2,283

Pokagon Gaming Authority, 10.375%, 6/15/14 (1)	3,413	3,003
Shingle Springs Tribal Gaming, 9.375%, 6/15/15 (1)	3,500	1,978
Wynn Las Vegas, 6.625%, 12/1/14	5,700	4,018
		16,851
Gas & Gas Transmission 0.2%		
Kinder Morgan, 5.35%, 1/5/11	675	633
Kinder Morgan, 6.50%, 9/1/12	1,000	942
		1,575
Health Care 9.0%		
AmerisourceBergen, 5.625%, 9/15/12	550	538
Bausch & Lomb, 9.875%, 11/1/15 (1)	3,350	3,057
Biomet, 10.00%, 10/15/17	5,012	5,012
Biomet, 11.625%, 10/15/17	1,875	1,744
Biomet, PIK, VR, 10.375%, 10/15/17	100	87
Boston Scientific, 5.45%, 6/15/14	150	141
Boston Scientific, 6.00%, 6/15/11	2,225	2,181
Centene, 7.25%, 4/1/14	1,550	1,318
Community Health Systems, 8.875%, 7/15/15	12,955	12,275
Cooper Companies, 7.125%, 2/15/15	100	89
CRC Health, 10.75%, 2/1/16	425	268
Davita, 6.625%, 3/15/13	965	943
Davita, 7.25%, 3/15/15	4,300	4,182
Fresenius US Finance II, 9.00%, 7/15/15 (1)	2,600	2,704
HCA, 9.25%, 11/15/16	9,800	8,918
HCA, 9.875%, 2/15/17 (1)	900	864
HCA, PIK, VR, 10.375%, 11/15/16	1,130	949
Health Management Association, 6.125%, 4/15/16	6,525	5,065
Healthsouth, 10.75%, 6/15/16	1,250	1,256

Iasis Healthcare, 8.75%, 6/15/14	100	96
Omnicare, 6.75%, 12/15/13	500	464
Omnicare, 6.875%, 12/15/15	3,000	2,797
Symbion, PIK, VR, 11.75%, 8/23/15	923	369
Tenet Healthcare, 6.50%, 6/1/12	800	712
Tenet Healthcare, 9.25%, 2/1/15	875	687
United Surgical Partners, 8.875%, 5/1/17	1,500	1,129
Universal Hospital, FRN, 5.943%, 6/1/15	630	454
Universal Hospital, PIK, 8.50%, 6/1/15	250	219
US Oncology, 9.00%, 8/15/12	725	685
US Oncology, 10.75%, 8/15/14	525	487
US Oncology, PIK, FRN, 7.959%, 3/15/12	1,169	666
Vanguard Health, 9.00%, 10/1/14	1,850	1,702
Vanguard Health, STEP, 0.00%, 10/1/15	1,450	1,254
Ventas Realty, 6.50%, 6/1/16	1,300	1,102
		64,414
Information Technology 1.6%		
Avago Technologies, VR, 10.125%, 12/1/13	1,150	977
Celestica, 7.875%, 7/1/11	975	936
Flextronics, 6.25%, 11/15/14	450	371
Flextronics, 6.50%, 5/15/13	925	800
Freescale Semiconductor, 8.875%, 12/15/14	3,025	545
Freescale Semiconductor, PIK, VR, 9.125%, 12/15/14	700	46
Lucent Technologies, 6.45%, 3/15/29	525	192
Lucent Technologies, 6.50%, 1/15/28	1,575	575
Nortel Networks, VR, 9.003%, 7/15/11 (3)	1,475	203
NXP, 7.875%, 10/15/14	1,300	254
NXP, VR, 3.844%, 10/15/13	1,475	236

Seagate Technology, 6.375%, 10/1/11	1,325	898
Serena Software, 10.375%, 3/15/16	75	44
SS&C Technologies, 11.75%, 12/1/13	375	328
STATS ChipPAC, 6.75%, 11/15/11	625	508
STATS ChipPAC, 7.50%, 7/19/10	425	379
SunGard Data, 9.125%, 8/15/13	2,970	2,524
SunGard Data, 10.625%, 5/15/15 (1)	1,800	1,534
Unisys, 12.50%, 1/15/16	675	199
		11,549
Investment Dealers 0.4%		
Lazard Group, 7.125%, 5/15/15	675	519
Morgan Stanley, 6.00%, 4/28/15	2,600	2,382
		2,901
Lodging 1.2%		
Felcor Lodging, STEP, 9.00%, 6/1/11	1,425	869
Gaylord Entertainment, 6.75%, 11/15/14	1,850	1,184
Gaylord Entertainment, 8.00%, 11/15/13	1,150	782
Host Marriott, 6.75%, 6/1/16	5,700	4,104
Host Marriott, 7.125%, 11/1/13	2,250	1,755
		8,694
Manufacturing 2.3%		
Agency Holding, 11.00%, 11/15/14	100	61
Belden, 7.00%, 3/15/17	2,275	1,792
Bombardier, 6.30%, 5/1/14 (1)	125	84
Bombardier, 6.75%, 5/1/12 (1)	600	473
Bombardier, 7.45%, 5/1/34 (1)	1,125	658
Bombardier, 8.00%, 11/15/14 (1)	3,025	2,148

Briggs & Stratton, 8.875%, 3/15/11	2,503	2,478
Columbus McKinnon, 8.875%, 11/1/13	1,925	1,728
ESCO, 8.625%, 12/15/13 (1)	1,800	1,359
ESCO, VR, 5.871%, 12/15/13 (1)	500	311
General Cable, 7.125%, 4/1/17	150	129
General Cable, FRN, 3.81%, 4/1/15	550	381
Hawk, 8.75%, 11/1/14	825	825
Manitowoc, 7.125%, 11/1/13	1,525	1,128
RBS Global & Rexnord, 9.50%, 8/1/14	1,600	1,360
SPX, 7.625%, 12/15/14 (1)	1,325	1,212
Terex, 7.375%, 1/15/14	375	319
		16,446
Metals & Mining 4.3%		
Arcelormittal, 5.375%, 6/1/13	1,875	1,541
Arcelomittal, 6.50%, 4/15/14	550	480
Arch Western Finance, STEP, 6.75%, 7/1/13	1,725	1,621
Foundation Coal Holdings, 7.25%, 8/1/14	3,250	2,941
Freeport-McMoRan Copper & Gold, 8.25%, 4/1/15	1,525	1,365
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	10,725	9,223
Freeport-McMoran Copper & Gold, VR, 7.084%, 4/1/15	2,500	1,823
International Coal Group, 10.25%, 7/15/14	1,525	1,090
Metals USA, 11.125%, 12/1/15	1,395	795
Metals USA, FRN, 7.435%, 7/1/12	154	34
Novelis, 7.25%, 2/15/15	1,000	305
Peabody Energy, 7.375%, 11/1/16	3,650	3,559
Russel Metals, 6.375%, 3/1/14	100	80
Ryerson Tull, STEP, 12.25%, 11/1/15 (1)	1,550	915
Steel Dynamics, 6.75%, 4/1/15	1,275	956

Steel Dynamics, 7.375%, 11/1/12	4,340	3,711
Tube City IMS, 9.75%, 2/1/15	2,100	420
		30,859
Other Telecommunications 2.9%		
Broadview Networks, 11.375%, 9/1/12	1,325	676
Cincinnati Bell, 7.00%, 2/15/15	1,400	1,267
Citizens Communications, 6.25%, 1/15/13	1,725	1,578
Citizens Communications, 7.125%, 3/15/19	1,275	1,071
Fairpoint Communication, 13.125%, 4/1/18 (1)	875	385
GC Impsat, 9.875%, 2/15/17 (1)	2,625	1,883
GCI, 7.25%, 2/15/14	1,725	1,555
Level 3 Financing, 12.25%, 3/15/13	1,250	866
Nordic Telephone, 8.25%, 5/1/16 (EUR) (1)	375	415
Nordic Telephone, 8.875%, 5/1/16 (1)	2,650	2,438
PAETEC Holding, 9.50%, 7/15/15	600	422
Qwest, 7.875%, 9/1/11	1,725	1,690
Qwest, STEP, 8.875%, 3/15/12	2,000	1,970
Qwest Communications, 7.50%, 2/15/14	575	490
Valor Telecom, 7.75%, 2/15/15	700	674
Windstream, 8.125%, 8/1/13	2,700	2,632
Windstream, 8.625%, 8/1/16	650	627
		20,639
Publishing 0.8%		
Affinity Group, 9.00%, 2/15/12	375	206
Affinity Group, PIK, VR, 10.875%, 2/15/12	248	139
Cengage Learning Acquisitions, 10.50%, 1/15/15 (1)	700	336
Cengage Learning Acquisitions, STEP, 0.00%, 7/15/15 (1)	1,330	466
Dex Media, VR, 9.00%, 11/15/13	215	15

Dex Media West, 9.875%, 8/15/13	750	116
Lighthouse International, 8.00%, 4/30/14 (EUR) (1)	850	388
Local Insight Regatta, 11.00%, 12/1/17	1,375	344
Nielsen Finance, 10.00%, 8/1/14	750	623
Nielsen Finance, 11.625%, 2/1/14 (1)	1,525	1,342
Nielsen Finance, STEP, 0.00%, 8/1/16	2,950	1,106
R.H. Donnelley, 6.875%, 1/15/13	1,700	64
Valassis Communication, 8.25%, 3/1/15	2,200	786
		5,931
Restaurants 0.1%		
O' Charleys, 9.00%, 11/1/13	950	494
		494
Retail 2.1%		
Dollar General, PIK, VR, 11.875%, 7/15/17	1,775	1,713
Dollarama Group, 8.875%, 8/15/12	475	380
GSC Holdings, 8.00%, 10/1/12	6,265	6,273
Leslies Poolmart, 7.75%, 2/1/13	1,225	998
Linens-N-Things, FRN, 8.338%, 1/15/14 (3)	1,000	72
Nebraska Book, 8.625%, 3/15/12	2,500	1,300
Neiman Marcus, 10.375%, 10/15/15	775	310
Neiman Marcus, PIK, VR, 9.00%, 10/15/15	2,225	868
Sally Holdings, 9.25%, 11/15/14	1,125	1,069
Sally Holdings, 10.50%, 11/15/16	600	520
Sears Roebuck Acceptance, 6.75%, 8/15/11	1,739	1,289
		14,792
Satellites 2.3%		
DirecTV Holdings, 7.625%, 5/15/16	1,600	1,544

DirecTV Holdings, 8.375%, 3/15/13	2,750	2,777
Echostar DBS, 6.375%, 10/1/11	2,100	2,011
Echostar DBS, 6.625%, 10/1/14	3,060	2,769
Echostar DBS, 7.75%, 5/31/15	1,425	1,318
Intelsat, 9.25%, 8/15/14 (1)	1,986	1,862
Intelsat, 9.25%, 6/15/16 (1)	200	184
Intelsat Subsidiary Holding, 8.875%, 1/15/15 (1)	1,050	974
Telesat Canada, 11.00%, 11/1/15 (1)	3,800	3,154
		16,593
Services 5.9%		
Ace Hardware, 9.125%, 6/1/16 (1)	4,750	4,014
Affiliated Computer Services, 4.70%, 6/1/10	1,600	1,532
Allied Waste North America, 6.875%, 6/1/17	1,105	1,050
Allied Waste North America, 7.25%, 3/15/15	6,845	6,708
Allied Waste North America, 7.875%, 4/15/13	1,200	1,194
Aramark, 5.00%, 6/1/12	1,150	989
Aramark, VR, 4.67%, 2/1/15	425	336
Casella Waste, 9.75%, 2/1/13	2,560	2,131
Deluxe, 7.375%, 6/1/15	2,000	1,400
Dycom Industries, 8.125%, 10/15/15	2,205	1,577
Education Management, 8.75%, 6/1/14	1,075	1,019
Education Management, 10.25%, 6/1/16	1,225	1,145
First Data, 9.875%, 9/24/15	625	347
First Data, 9.875%, 9/24/15 (1)	2,925	1,623
First Data, PIK, VR, 10.55%, 9/24/15 (1)	3,150	1,417
FTI Consulting, 7.625%, 6/15/13	1,025	1,020
FTI Consulting, 7.75%, 10/1/16	2,175	2,137
H & E Equipment Services, 8.375%, 7/15/16	2,025	1,255

Hertz, 8.875%, 1/1/14	2,075	1,022
Hertz, 10.50%, 1/1/16	3,895	1,509
iPayment, 9.75%, 5/15/14	1,100	649
iPayment, PIK, VR, 12.75%, 7/15/14 (1)	1,296	885
Mac-Gray, 7.625%, 8/15/15	2,000	1,835
Mobile Mini, 6.875%, 5/1/15	1,525	1,125
Mobile Services, 9.75%, 8/1/14	1,675	1,315
Sunstate Equipment, 10.50%, 4/1/13 (1)	1,450	797
United Rentals North America, 6.50%, 2/15/12	300	236
WCA Waste, 9.25%, 6/15/14	1,285	957
West, 9.50%, 10/15/14	1,325	921
		42,145
Telephones 0.0%		
Verizon Communications, 8.75%, 11/1/18	125	143
		143
Transportation 0.6%		
American Railcar, 7.50%, 3/1/14	1,900	1,316
Greenbrier, 8.375%, 5/15/15	1,250	625
Kansas City Southern Railway, 13.00%, 12/15/13	525	551
Saint Aquisition, 12.50%, 5/15/17 (1)	1,170	132
TFM SA de CV, 9.375%, 5/1/12	900	880
Trinity Industries, 6.50%, 3/15/14	675	571
		4,075
Utilities 7.1%		
AES, 7.75%, 3/1/14	125	111
AES, 8.875%, 2/15/11	2,975	2,908
AES, 9.375%, 9/15/10	2,105	2,063

AES, 9.50%, 6/1/09	355	354
CMS Energy, 8.50%, 4/15/11	25	25
Dynegy Holdings, 7.50%, 6/1/15	1,675	1,055
Dynegy Holdings, 7.75%, 6/1/19	8,180	4,990
El Paso, 8.25%, 2/15/16	2,000	1,840
El Paso, 12.00%, 12/12/13	4,650	4,929
Energy Future Holdings, 10.875%, 11/1/17	4,200	2,415
Energy Future Holdings, PIK, VR, 12.00%, 11/1/17	7,275	3,346
Mirant Americas Generation, 8.30%, 5/1/11	1,425	1,382
Mirant North America, 7.375%, 12/31/13	1,000	910
NiSource Finance, 7.875%, 11/15/10	675	664
NRG Energy, 7.25%, 2/1/14	1,650	1,567
NRG Energy, 7.375%, 2/1/16	6,830	6,249
Orion Power, 12.00%, 5/1/10	700	718
PNM Resources, 9.25%, 5/15/15	1,725	1,604
Reliant Energy, 6.75%, 12/15/14	1,300	1,141
Reliant Energy, 7.625%, 6/15/14	1,850	1,249
Reliant Energy, 7.875%, 6/15/17	6,975	5,074
Sierra Pacific Resources, 7.803%, 6/15/12	675	640
Sierra Pacific Resources, 8.625%, 3/15/14	2,375	2,286
Tennessee Gas Pipeline, 8.00%, 2/1/16 (1)	725	724
Tennessee Gas Pipeline, 8.75%, 1/15/20 (1)	875	871
Texas Competitive Electric, PIK, VR, 11.25%, 11/1/16	1,175	564
Williams Companies, 7.625%, 7/15/19	50	47
Williams Companies, STEP, 8.125%, 3/15/12	1,000	990
		50,716
Wireless Communications 7.8%		
Alltel, 6.50%, 11/1/13	750	739

BANK DEBT 6.7% (4)		
Aerospace & Defense 0.2%		
BE Aerospace, VR, 5.75%, 7/28/14, Acquisition Date: 1/12/09 Acquisition Cost $1,470 (2)	1,500	1,388
		1,388
Automotive 0.4%		
Ford Motor, VR, 5.00%, 12/15/13, Acquisition Date: 9/12/08 9/16-9/17/08, 9/29/08, 10/3/08, 10/6/08, 1/27/09, 1/28/09 1/30/09 and 2/6/09, Acquisition Cost $4,328 (2)	9,242	2,982
		2,982
Broadcasting 0.1%		
Clear Channel Communications, VR, 4.129%, 11/13/15 Acquisition Date: 7/29/08 and 8/26/08, Acquisition Cost $1,449 (2)	1,750	683
		683
Cable Operators 0.9%		
Charter Communications, VR, 3.211%, 3/6/14, Acquisition Date: 2/13/09 and 2/17-2/20/09, Acquisition Cost $1,406 (2)	1,750	1,391
Charter Communications, VR, 8.50%, 3/6/14, Acquisition Date: 6/10/08, 6/12/08, 1/28/09, and 2/6/09, Acquisition Cost $2,098 (2)	2,243	2,026
CSC Holdings, VR, 1.489%, 2/24/12, Acquisition Date: 8/27/08 Acquisition Cost $232 (2)	243	221
CSC Holdings, VR, 2.206%, 5/2/14, Acquisition Date: 8/24/07 Acquisition Cost $235 (2)	244	221
Discovery Communications, VR, 3.459%, 5/14/14, Acquisition Date: 10/20/08, 10/23/08 and 11/19-11/21/08, Acquisition Cost $1,221 (2)	1,496	1,377
Weather Channel, VR, 7.25%, 7/25/15, Acquisition Date: 10/1/08, 10/6/08, 10/9-10/10/08 and 10/17/07 Acquisition Cost $1,386 (2)	1,496	1,450
		6,686

WM Wrigley Jr., VR, 6.50%, 9/30/14, Acquisition Date: 8/12/08 8/14/08, 9/10-9/11/08 and 9/16-9/17/08, Acquisition Cost $2,751 (2)	2,750	2,719
		7,122
Forest Products 0.1%		
Georgia Pacific, VR, 4.122%, 12/20/12, Acquisition Date: 1/7/09, Acquisition Cost $425 (2)	500	431
		431
Gaming 0.2%		
Harrah's Operating, VR, 4.174%, 1/28/15, Acquisition Date: 2/18-2/20/09 and 2/26-2/27/09, Acquisition Cost $1,299 (2)	2,250	1,304
MGM Mirage, VR, 3.057%, 10/3/11, Acquisition Date: 10/29/08, Acquisition Cost $483 (2)	750	358
		1,662
Health Care 0.6%		
Davita, VR, 1.91%, 10/5/11, Acquisition Date: 11/5/08 Acquisition Cost $851 (2)	942	877
HCA, VR, 3.459%, 11/18/12, Acquisition Date: 3/18-3/19/08 3/28/08, 4/2/08, 4/8-4/9/08, 4/16/08 and 5/2/08 Acquisition Cost $3,246 (2)	3,608	3,144
		4,021
Information Technology 0.4%		
Infor Global Solutions, VR, 5.21%, 3/2/14, Acquisition Date: 7/25-7/26/06, Acquisition Cost $979 (2)	978	572
Infor Global Solutions, VR, 7.709%, 3/15/14, Acquisition Date: 3/1/07 and 4/29/08, Acquisition Cost $1,370 (2)	1,750	350
Palm, VR, 3.98%, 4/24/14, Acquisition Date: 11/1/07 12/22/08 and 1/13/09, Acquisition Cost $2,820 (2)	3,716	1,690
		2,612

Manufacturing 0.3%		
Manitowoc, VR, 6.50%, 4/14/14, Acquisition Date: 8/21/08 and 9/2/08, Acquisition Cost $1,484 (2)	1,500	1,124
Rexnord, VR, 2.938%, 7/21/13, Acquisition Date: 2/9/07 Acquisition Cost $980 (2)	980	784
		1,908
Other Telecommunications 0.1%		
Fairpoint Communications, VR, 3.00%, 3/31/14, Acquisition Date: 8/20/08 and 9/2/08, Acquisition Cost $1,311 (2)	1,500	925
		925
Publishing 0.2%		
Dex Media West, VR, 7.00%, 10/24/14, Acquisition Date: 1/7/09, 1/9/09, 1/21/09, 2/6/09 and 2/9-2/10/09 Acquisition Cost: $1,683 (2)	3,250	1,568
		1,568
Services 0.2%		
Aramark, VR, 3.256%, 1/26/14 Acquisition Date: 1/19/07 Acquisition Cost $1,323 (2)	1,323	1,138
		1,138
Utilities 0.3%		
Covanta Energy, VR, 2.137%, 2/9/14, Acquisition Date: 2/7/07 Acquisition Cost $1,977 (2)	1,977	1,764
KGEN, VR, 2.525%, 2/8/14, Acquisition Date: 2/1/07 Acquisition Cost $988 (2)	988	691
		2,455
Wireless Communications 0.5%		
Trilogy International, VR, 4.959%, 6/27/12, Acquisition Date: 6/22/07 and 6/27/07, Acquisition Cost $1,000 (2)	1,000	420

Wind Acquisition, VR, 8.393%, 12/7/11, Acquisition Date: 12/18-12/19/06, 4/18/07, 7/18/07, 10/18/07, 1/18/08 4/18/08, 7/18/08, 9/24/08, 10/20/08, 1/7/09, 1/13/09 and 1/20/09, Acquisition Cost $4,145 (2)	5,077	3,452
		3,872
Total Bank Debt (Cost $57,710)		48,012
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 0.4%		
U.S. Treasury Obligations 0.4%		
U.S. Treasury Note, 2.625%, 5/31/10 (9)	2,600	2,660
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $2,662)		2,660
MUNICIPAL SECURITIES 0.1%		
Pennsylvania 0.1%		
Pennsylvania Economic Dev. Fin., IDRB, Reliant Energy, VR 6.75%, 12/1/36 (5)	800	634
Total Municipal Securities (Cost $456)		634
CONVERTIBLE BONDS 1.3%		
Aerospace & Defense 0.2%		
Airtran, 7.00%, 7/1/23	937	713
JetBlue Airways, 3.75%, 3/15/35	925	821
		1,534
Broadcasting 0.2%		
Lamar Advertising, 2.875%, 12/31/10	975	738
Sinclair Broadcast Group, 3.00%, 5/15/27	1,600	985
		1,723

Lodging 0.2%		
Host Hotels & Resorts, 2.625%, 4/15/27 (1)	2,213	1,651
		1,651
Metals & Mining 0.1%		
Peabody Energy, 4.75%, 12/15/66	625	430
		430
Other Telecommunications 0.1%		
Level 3 Communications, 6.00%, 9/15/09	259	251
Level 3 Communications, 6.00%, 3/15/10	266	233
		484
Services 0.4%		
Allied Waste Industries, 4.25%, 4/15/34	967	898
United Rentals North America, 1.875%, 10/15/23	1,359	928
Wesco International, 1.75%, 11/15/26	726	533
Wesco International, 2.625%, 10/15/25	253	220
		2,579
Wireless Communications 0.1%		
Nextel Communications, 5.25%, 1/15/10	662	628
		628
Total Convertible Bonds (Cost $9,448)		9,029
COMMON STOCKS 0.6%		
Broadcasting 0.0%		
Time Warner	–	–
		–

Financial 0.2%		
Bank of America	19	74
Goldman Sachs	8	683
JPMorgan Chase	21	480
		1,237
Food/Tobacco 0.2%		
B & G Foods, Equity Units	118	1,108
		1,108
Forest Products 0.0%		
MDP Acquisitions, Warrants, 10/1/13 (1)(6)	–	3
		3
Gaming 0.0%		
Lakes Entertainment (6)	61	150
		150
Metals & Mining 0.0%		
Freeport-McMoRan Copper & Gold	11	329
		329
Satellites 0.1%		
GeoEye (6)	2	52
GeoEye, Warrants, 3/31/10 (6)	–	4
Loral Space & Comm (6)	30	353
		409
Supermarkets 0.0%		
Great Atlantic & Pacific Tea (6)	–	–
Pathmark Stores, Warrants, 9/19/10 (6)	1	–
		–

Wireless Communications 0.3%		
Crown Castle	48	2,101
		2,101
Total Convertible Preferred Stocks (Cost $7,047)		4,125
SHORT-TERM INVESTMENTS 11.3%		
Money Market Funds 11.3%		
T. Rowe Price Reserve Investment Fund, 0.54% (7)(8)	80,489	80,489
Total Short-Term Investments (Cost $80,489)		80,489
Total Investments in Securities		
100.3% of Net Assets (Cost $830,917)		$ 713,739

‡ Denominated in U.S. dollars unless otherwise noted.

(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to $100,081 and represents 14.1% of net assets.

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $48,169 and represents 6.8% of net assets.

(3) Issuer filed petition for Chapter 11 bankruptcy protection; the amount and timing of future liquidation distributions is uncertain.

(4) Bank debt positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.

(5) Interest subject to alternative minimum tax

(6) Non-income producing

(7) Seven-day yield

(8) Affiliated Companies

(9) All or portion of this security is pledged as collateral for swaps at February 28, 2009.

EUR Euro

FRN Floating-Rate Note

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
 On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on February 28, 2009:

Following is a reconciliation of the fund’s Level 3 investments for the period ended February 28, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Credit Default Swaps
During the period ended February 28, 2009, the fund was a party to credit default swaps. The fund may use swaps in an effort to manage exposure to changes in credit quality, to adjust overall exposure to certain markets, to enhance total return or protect the value of portfolio securities, to serve as a cash management tool, and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument or issuer thereof. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; therefore, the payment risk increases as the price of the relevant underlying credit declines due to market valuations of credit quality. At February 28, 2009, the notional amount of protection sold by the fund totaled $11,635,000 (1.6% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers and the possible failure of a counterparty to perform in accordance with the terms of the swap agreements.

Collateral Agreements
 The fund has entered collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives, including swaps and forward currency exchange contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund is noted in the accompanying Portfolio of Investments. As of February 28, 2009, no collateral was pledged by counterparties for the benefit of the fund and securities valued at $2,573,000 had been posted by the fund for the benefit of counterparties.

NOTE 4 - FEDERAL INCOME TAXES

At February 28, 2009, the cost of investments for federal income tax purposes was $828,937,000. Net unrealized loss aggregated $114,037,000 at period-end, of which $10,547,000 related to appreciated investments and $124,584,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

T. ROWE PRICE INSTITUTIONAL CORE PLUS FUND

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 27.9%		
FINANCIAL INSTITUTIONS 9.7%		
Banking 6.4%		
American Express Credit, 5.875%, 5/2/13	105	97
American Express Credit, 7.30%, 8/20/13	50	49
Bank of America, 5.65%, 5/1/18	435	370
Bank of America, 5.75%, 8/15/16	70	49
Bank of America Capital Trust, 5.625%, 3/8/35	104	44
Bank of New York, 4.50%, 4/1/13	105	103
Bank One, 5.25%, 1/30/13	120	112
BB&T Capital Trust II, 6.75%, 6/7/36	55	34
Capital One IV, VR, 6.745%, 2/17/37	135	62
CenterCredit International, 8.625%, 1/30/14	100	36
Citigroup, 5.00%, 9/15/14	135	94
Citigroup, 5.50%, 8/27/12	182	166
Citigroup, 5.50%, 4/11/13	130	118
Citigroup, 5.85%, 7/2/13	200	182
Citigroup, 6.125%, 5/15/18	250	216
Citigroup, 6.50%, 8/19/13	100	94
Credit Suisse Guernsey, VR, 5.86%, 5/29/49	70	23
CS First Boston, 5.50%, 8/16/11	55	56
Fifth Third Bancorp, 6.25%, 5/1/13	105	101
Fifth Third Bancorp, 8.25%, 3/1/38	55	40
Goldman Sachs, 6.15%, 4/1/18	455	414
Goldman Sachs, 6.60%, 1/15/12	55	54
Goldman Sachs, 6.75%, 10/1/37	195	139
Goldman Sachs Capital I, 6.345%, 2/15/34	82	50
GTB Finance BV, 8.50%, 1/29/12	100	61
HBOS Treasury Services, 6.00%, 11/1/33 (1)	170	99
HSBK Europe, 7.75%, 5/13/13	100	50

JPMorgan Chase, 4.75%, 5/1/13	160	155
JPMorgan Chase, 6.00%, 1/15/18	290	289
JPMorgan Chase, 6.40%, 5/15/38	95	90
JPMorgan Chase Capital XVII, 6.95%, 8/17/36	25	18
JPMorgan Chase Capital XXII, 6.45%, 2/2/37	45	33
MBNA America Bank, 7.125%, 11/15/12 (1)	10	10
Merrill Lynch, 5.45%, 2/5/13	135	118
Merrill Lynch, 6.875%, 4/25/18	260	214
Merrill Lynch, 7.75%, 5/14/38	105	76
Mizuho Capital Investment, VR, 6.686%, 12/31/49 (1)	22	14
Morgan Stanley, 6.00%, 4/28/15	465	426
Morgan Stanley, 6.625%, 4/1/18	200	186
Northern Trust, 4.60%, 2/1/13	20	19
Northern Trust, 5.30%, 8/29/11	53	53
Northern Trust, 5.50%, 8/15/13	75	77
PNC Funding, 5.625%, 2/1/17	55	49
Sovereign Capital Trust VI, 7.908%, 6/13/36	45	29
U.S. Bancorp, 4.50%, 7/29/10	85	86
Wachovia, 5.75%, 2/1/18	250	232
Wells Fargo, 4.875%, 1/12/11	110	110
		5,197
Brokerage 0.1%		
Jefferies Group, 5.875%, 6/8/14	38	29
Jefferies Group, 6.25%, 1/15/36	55	30
		59
Finance Companies 2.0%		
Countrywide Home Loans, 4.125%, 9/15/09	130	129
GE Capital, 4.80%, 5/1/13	550	515

GE Capital, 5.625%, 9/15/17	210	184
GE Capital, 5.875%, 1/14/38	155	112
GE Capital, 6.00%, 6/15/12	265	263
International Lease Finance, 5.30%, 5/1/12	100	66
International Lease Finance, 5.45%, 3/24/11	140	91
International Lease Finance, 6.625%, 11/15/13	190	123
SLM Corporation, 5.125%, 8/27/12	40	27
SLM Corporation, 8.45%, 6/15/18	105	68
SLM Corporation, FRN, 1.299%, 7/27/09	55	49
SLM Corporation, FRN, 2.195%, 4/1/09	20	20
		1,647
Insurance 0.5%		
ACE INA Holdings, 5.70%, 2/15/17	50	45
MetLife Global Funding, 5.125%, 11/9/11 (1)	100	95
Nationwide Mutual Insurance, 6.60%, 4/15/34 (1)	10	5
NLV Financial, 7.50%, 8/15/33 (1)	15	12
Principal Financial Group, 6.05%, 10/15/36	55	37
Security Benefit Life Insurance, 7.45%, 10/1/33 (1)	10	1
Sun Life Financial Global Funding, FRN, 1.709%, 10/6/13 (1)	80	73
WellPoint, 5.00%, 1/15/11	70	70
Willis North America, 6.20%, 3/28/17	40	27
		365
Real Estate Investment Trusts 0.7%		
AMB Property, 6.30%, 6/1/13	60	44
Avalonbay Communities, 6.125%, 11/1/12	45	39
Duke Realty, 6.25%, 5/15/13	55	39
ERP Operating, 5.25%, 9/15/14	50	41
Federal Realty Investment Trust, 6.00%, 7/15/12	40	34

Hospitality Properties Trust, 5.625%, 3/15/17	70	39
Mack-Cali Realty, 5.125%, 2/15/14	35	24
Mack-Cali Realty, 5.80%, 1/15/16	20	12
Reckson Operating, 6.00%, 3/31/16	45	27
Regency Centers, 5.875%, 6/15/17	35	24
Simon Property Group, 5.30%, 5/30/13	20	17
Simon Property Group, 5.75%, 12/1/15	160	133
Weingartern Realty Investments, 4.857%, 1/15/14	75	54
		527
Total Financial Institutions		7,795

INDUSTRIAL 15.3%

Basic Industry 1.4%

Air Products & Chemicals, 4.15%, 2/1/13	85	83
Arcelormittal, 5.375%, 6/1/13	105	86
Barrick Gold Finance, 6.125%, 9/15/13	100	103
BHP Finance, 5.40%, 3/29/17	60	58
Celulosa Arauco y Constitucion, 5.125%, 7/9/13	105	99
Du Pont El de Nemours & Co., 5.60%, 12/15/36	65	54
Evraz Group, 8.875%, 4/24/13	100	61
Freeport-McMoRan Copper & Gold, 8.375%, 4/1/17	40	34
Placer Dome, 6.45%, 10/15/35	90	71
Praxair, 4.625%, 3/30/15	110	113
Praxair, 5.20%, 3/15/17	55	53
Rio Tinto Finance, 5.875%, 7/15/13	105	96
Steel Dynamics, 6.75%, 4/1/15	10	8
Usiminas Commercial, 7.25%, 1/18/18	100	94
Vale Overseas, 6.25%, 1/23/17	135	131

Xstrata Finance Canada, 5.50%, 11/16/11 (1)	55	47
		1,191
Capital Goods 1.6%		
3M, 5.70%, 3/15/37	65	65
Caterpillar, 8.25%, 12/15/38	20	22
Caterpillar Financial Services, 4.25%, 2/8/13	110	105
Caterpillar Financial Services, 5.85%, 9/1/17	50	45
Cooper, 6.10%, 7/1/17	65	62
CRH America, 6.00%, 9/30/16	80	57
Danaher, 5.40%, 3/1/19	50	50
Emerson Electric, 4.75%, 10/15/15	85	84
Emerson Electric, 4.875%, 10/15/19	75	73
Honeywell International, 5.30%, 3/1/18	110	111
John Deere Capital, 5.50%, 4/13/17	70	68
Lafarge, 6.15%, 7/15/11	55	50
Lockheed Martin, 4.121%, 3/14/13	75	76
United Technologies, 5.375%, 12/15/17	155	158
United Technologies, 5.40%, 5/1/35	35	32
United Technologies, 6.125%, 2/1/19	95	100
Waste Management, 6.10%, 3/15/18	160	149
		1,307
Communications 4.4%		
America Movil, 5.625%, 11/15/17	115	107
America Movil, 6.375%, 3/1/35	105	87
AT&T, 5.30%, 11/15/10	40	41
AT&T, 6.45%, 6/15/34	115	105
AT&T, 6.70%, 11/15/13	220	235
AT&T, STEP, 7.30%, 11/15/11	30	32

Vodafone, 5.625%, 2/27/17	60	58
		3,542
Consumer Cyclical 1.9%		
Costco Wholesale, 5.30%, 3/15/12	50	53
DaimlerChrysler, 6.50%, 11/15/13	175	162
DaimlerChrysler, VR, 1.634%, 8/3/09	130	127
Federated Department Stores, 5.35%, 3/15/12	55	41
Home Depot, 5.40%, 3/1/16	65	57
International Speedway, 4.20%, 4/15/09	10	10
J.C. Penney, 9.00%, 8/1/12	70	66
Lennar, 5.60%, 5/31/15	90	61
McDonald's, 5.30%, 3/15/17	60	63
NVR, 5.00%, 6/15/10	10	10
PACCAR, 6.875%, 2/15/14	20	21
Pulte Homes, 5.20%, 2/15/15	75	57
Staples, 9.75%, 1/15/14	50	52
Target, 5.875%, 7/15/16	230	231
Time Warner, 5.50%, 11/15/11	80	80
Time Warner, 6.875%, 6/15/18	200	186
Wal-Mart, 4.125%, 2/1/19	190	178
Walgreen, 4.875%, 8/1/13	90	95
		1,550
Consumer Non-Cyclical 2.5%		
Abbot Laboratories, 5.125%, 4/1/19	105	104
Altria, 8.50%, 11/10/13	115	123
Amgen, 6.40%, 2/1/39	45	43
Anheuser Busch Inbev World, 7.20%, 1/15/14 (1)	115	120
B.A.T. International Finance, 8.125%, 11/15/13 (1)	80	84

Baxter International, 4.00%, 3/1/14	55	55
Bunge Finance, 5.90%, 4/1/17	120	95
Cardinal Health, VR, 1.705%, 10/2/09	60	58
Delhaize Group, 6.50%, 6/15/17	20	19
Eli Lilly & Co., 5.55%, 3/15/37	170	162
Genentech, 4.75%, 7/15/15	55	54
General Mills, 5.25%, 8/15/13	50	51
Hasbro, 6.30%, 9/15/17	35	32
Highmark, 6.80%, 8/15/13 (1)	20	21
Kellogg Company, 4.25%, 3/6/13	160	160
Kroger, 7.50%, 1/15/14	60	66
Kroger, 8.05%, 2/1/10	90	93
Medtronic, 4.75%, 9/15/15	140	134
Procter & Gamble, 4.95%, 8/15/14	100	107
Reynolds American, 7.25%, 6/1/13	50	48
Roche Holdings, 5.00%, 3/1/14 (1)	80	81
SABmiller, 6.20%, 7/1/11 (1)	20	20
Safeway, 6.25%, 3/15/14	25	26
Sysco Corporation, 5.25%, 2/12/18	60	61
Teva Pharmaceutical Finance, 5.55%, 2/1/16	130	129
Wyeth, 5.95%, 4/1/37	55	55
		2,001
Energy 2.2%		
Amerada Hess, 7.875%, 10/1/29	80	75
Baker Hughes, 6.875%, 1/15/29	40	40
Canadian Natural Resources, 6.25%, 3/15/38	65	49
Chevron, 4.95%, 3/3/19	115	115
Devon Energy, 5.625%, 1/15/14	65	65
Devon Financing, 7.875%, 9/30/31	40	42

Transportation 0.7%		
Burlington Northern Santa Fe, 5.65%, 5/1/17	111	107
Burlington Northern Santa Fe, 6.15%, 5/1/37	103	93
Canadian National Railway, 6.25%, 8/1/34	35	34
Canadian National Railway, 6.375%, 11/15/37	25	25
ERAC USA Finance, 5.60%, 5/1/15 (1)	85	59
Hertz, 10.50%, 1/1/16	50	19
Norfolk Southern, 5.75%, 4/1/18	40	39
Union Pacific, 5.70%, 8/15/18	75	72
Union Pacific, 6.125%, 2/15/20	40	39
Union Pacific, 7.875%, 1/15/19	65	72
		559
Total Industrial		12,406
UTILITY 2.9%		
Electric 2.0%		
Alabama Power, VR, 1.439%, 8/25/09	30	30
Appalachian Power, 6.375%, 4/1/36	40	35
Baltimore Gas & Electric, 5.90%, 10/1/16	160	143
Black Hills, 6.50%, 5/15/13	55	50
Carolina Power & Light, 6.30%, 4/1/38	65	68
Centerpoint Energy, 7.25%, 9/1/10	45	44
Consolidated Edison of New York, 6.75%, 4/1/38	55	59
Consumers Energy, 6.00%, 2/15/14	110	114
Duke Energy, 6.30%, 2/1/14	50	52
El Paso Electric, 6.00%, 5/15/35	70	46
Illinois Power Company, 6.125%, 11/15/17	35	33
Jersey Central Power & Light, 5.65%, 6/1/17	85	78
Monongahela Power, 5.70%, 3/15/17 (1)	75	64

Other Utility 0.1%		
Veolia Environment, 6.00%, 6/1/18	105	99
		99
Total Utility		2,353
Total Corporate Bonds (Cost $25,010)		22,554
ASSET-BACKED SECURITIES 4.3%		
Car Loan 0.9%		
AmeriCredit Automobile Receivables Trust Series 2006-RM, Class A3 5.53%, 1/6/14	45	35
Capital Auto Receivables Asset Trust Series 2006-1, Class B 5.26%, 10/15/10	85	84
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class A4A 5.32%, 3/20/10 (1)	163	161
Capital Auto Receivables Asset Trust Series 2006-SN1A, Class B 5.50%, 4/20/10 (1)	40	39
Triad Auto Receivables Owner Trust Series 2006-B, Class A4 5.52%, 11/12/12	175	159
USAA Auto Owner Trust Series 2008-1, Class A3 4.16%, 4/16/12	150	150
Volkswagen Auto Lease Trust Series 2006-A, Class A4 5.54%, 4/20/11	79	78
		706
Credit Card 1.6%		
American Express Credit Account Master Trust Series 2005-5, Class A, VR 0.501%, 2/15/13	285	274

Wells Fargo Mortgage Backed Securities Trust Series 2006-AR16, Class A1, CMO, ARM 5.663%, 10/25/36	153	114
		489
Commercial Mortgage Backed Securities 4.9%		
American Tower Trust Series 2007-1A, Class D, CMO 5.957%, 4/15/37 (1)	75	63
Banc of America Commercial Mortgage Series 2003-1, Class A2, CMO 4.648%, 9/11/36	150	122
Banc of America Commercial Mortgage Series 2005-3, Class A2, CMO 4.501%, 7/10/43	575	549
Bear Stearns Commercial Mortgage Securities Series 2002-TOP8, Class A2, CMO 4.83%, 8/15/38	25	23
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6, Class A4, CMO 4.521%, 11/11/41	151	134
Bear Stearns Commercial Mortgage Securities Series 2005-PW10, Class A1, CMO 5.085%, 12/11/40	196	191
Bear Stearns Commercial Mortgage Securities Series 2005-PWR8, Class A4, CMO 4.674%, 6/11/41	95	69
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9, Class AAB, CMO 4.804%, 9/15/42	115	95
Bear Stearns Commercial Mortgage Securities Series 2005-T18, Class A1, CMO,VR 4.274%, 2/13/42	43	42
Bear Stearns Commercial Mortgage Securities Series 2006-PW12, Class AAB, CMO, VR 5.693%, 9/11/38	325	263
Bear Stearns Commercial Mortgage Securities Series 2007-PW15, Class AAB, CMO 5.315%, 2/11/44	90	66

Bear Stearns Commercial Mortgage Securities Series 2007-PW17, Class A1, CMO 5.282%, 6/11/50	299	278
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1, Class ASB, CMO, VR 5.226%, 7/15/44	325	276
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class A5, CMO 5.617%, 10/15/48	175	114
Citigroup/Deutsche Bank Commercial Mortgage Series 2006-CD3, Class AAB, CMO 5.608%, 10/15/48	25	19
Commercial Mortgage PTC Series 2007-C9, Class A4, CMO, VR 5.816%, 12/10/49	125	74
Credit Suisse Mortgage Capital Certification Series 2006-C4, Class A3, CMO 5.467%, 9/15/39	300	194
GE Capital Commercial Mortgage Series 2001-1, Class A2, CMO 6.531%, 5/15/33	65	62
GE Capital Commercial Mortgage Series 2005-C4, Class A1, CMO 5.082%, 11/10/45	51	50
GMAC Commercial Mortgage Securities Series 2001-C2, Class A2, CMO 6.70%, 4/15/34	50	49
Greenwich Capital Commercial Funding Series 2005-GG3, Class A3, CMO 4.569%, 8/10/42	350	288
Greenwich Capital Commercial Funding Series 2005-GG3, Class AAB, CMO 4.619%, 8/10/42	75	64
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIB2, Class A2, CMO 6.244%, 4/15/35	38	38
JPMorgan Chase Commercial Mortgage Securities Series 2001-CIBC, Class A3, CMO 6.26%, 3/15/33	119	115

JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP4, Class ASB, CMO, VR 4.824%, 10/15/42	235	195
JPMorgan Chase Commercial Mortgage Securities Series 2006-CB14, Class A4 , CMO, VR 5.481%, 12/12/44	125	90
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A1, CMO 5.17%, 5/15/47	103	98
JPMorgan Chase Commercial Mortgage Securities Series 2006-LDP9, Class A3, CMO 5.336%, 5/15/47	65	46
LB-UBS Commercial Mortgage Trust Series 2004-C2, Class A2, CMO 3.246%, 3/15/29	23	23
LB-UBS Commercial Mortgage Trust Series 2007-C2, Class A3, CMO 5.43%, 2/17/40	225	120
Morgan Stanley Capital I Series 2007-HQ11, Class A4, CMO, VR 5.447%, 2/12/44	50	29
Morgan Stanley Capital I Series 2007-IQ14, Class A4, CMO, VR 5.692%, 4/15/49	160	102
Morgan Stanley Dean Witter Capital Series 2002-TOP7, Class A1, CMO 5.38%, 1/15/39	13	12
		3,953
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,310)		4,442

U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 28.3%

U.S. Government Agency Obligations 26.4% (2)

Federal Home Loan Mortgage		
4.50%, 1/1/19 - 6/1/19	15	16
5.00%, 10/1/18 - 8/1/35	259	267

5.50%, 3/1/18 - 9/1/38	448	464
6.00%, 4/1/13 - 8/1/38	947	983
6.50%, 2/1/24 - 5/1/35	287	301
7.00%, 2/1/24 - 6/1/32	8	8
Federal Home Loan Mortgage, ARM		
4.633%, 7/1/35	9	10
4.685%, 2/1/35	15	15
4.819%, 11/1/34	43	44
5.052%, 3/1/36	140	143
5.061%, 11/1/35	48	49
5.135%, 1/1/36	193	197
5.264%, 9/1/32	1	1
5.361%, 2/1/37	115	118
5.371%, 1/1/36	24	25
5.958%, 1/1/37	41	43
5.983%, 12/1/36	38	39
5.989%, 11/1/36	85	87
6.021%, 10/1/36	67	69
6.114%, 10/1/36	103	106
6.208%, 8/1/36	101	105
Federal Home Loan Mortgage, CMO		
5.00%, 8/15/21	198	199
5.50%, 8/15/16	94	98
6.50%, 8/15/30	140	145
Federal Home Loan Mortgage, CMO, Principal Only, 8/1/28	3	3
Federal National Mortgage Assn.		
4.50%, 4/1/19 - 5/1/38	1,355	1,384
5.00%, 12/1/20 - 8/1/37	1,933	1,984
5.50%, 1/1/17 - 6/1/38	6,265	6,438

6.00%, 3/1/21 - 9/1/38	4,350	4,506
6.50%, 7/1/17 - 11/1/37	2,057	2,156
7.00%, 3/1/29 - 7/1/37	56	59
Federal National Mortgage Assn., ARM		
4.587%, 7/1/35	13	13
4.80%, 11/1/35	54	55
5.319%, 12/1/35	42	43
5.337%, 12/1/35	50	52
5.413%, 9/1/37	82	84
5.52%, 12/1/35 - 1/1/37	227	234
5.652%, 12/1/35	21	21
5.794%, 11/1/37	281	290
5.803%, 8/1/37	117	121
5.981%, 9/1/36	48	50
5.982%, 8/1/36	164	170
6.028%, 12/1/36	65	67
Federal National Mortgage Assn., CMO		
4.00%, 5/25/16	115	116
5.50%, 5/25/27	39	40
Federal National Mortgage Assn., CMO, IO		
5.50%, 11/25/28	3	—
6.50%, 2/1/32	5	1
		21,419

U.S. Government Obligations 1.9%

Government National Mortgage Assn.		
4.50%, 2/20/35	35	35
5.00%, 7/15/33 - 4/20/36	837	854
5.50%, 10/20/32 - 2/20/39	495	509
6.00%, 11/20/33 - 2/20/34	81	84

FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 8.2%

Local Authorities 0.1%		
Province of Manitoba, 7.50%, 2/22/10	50	52
		52
Owned No Guarantee 0.8%		
Abu Dhabi National Energy, 5.62%, 10/25/12 (1)	100	94
Electricite de France, 6.95%, 1/26/39 (1)	130	133
Pemex Project Funding Master Trust, 5.75%, 3/1/18	210	180
Petrobras International Finance Company, 5.875%, 1/1/38	190	168
Swedish Export Credit, 5.125%, 3/1/17	115	118
		693
Sovereign 1.0%		
Banco Nacional de Desenvolvimento, 6.369%, 6/16/18	100	93
Republic of Italy, 5.25%, 9/20/16	135	137
Republic of Serbia, VR, 3.75%, 11/1/24	150	106
Republic of South Africa, 6.50%, 6/2/14	170	169
Russia, VR, 7.50%, 3/31/30	196	173
United Mexican States, 6.375%, 1/16/13	95	100
		778
Treasuries 6.3%		
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/14 (BRL)	1,770	676
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17 (BRL)	1,700	615
Government of Canada, 3.75%, 6/1/19 (CAD)	920	763
Government of Japan, Inflation Indexed, 1.10%, 12/10/16 (JPY)	22,198	189
Government of Japan, Inflation Indexed, 1.40%, 3/10/18 (JPY)	54,216	464
Republic of France, 4.25%, 10/25/17 (EUR)	1,125	1,506
Republic of Hungary, 6.75%, 2/24/17 (HUF)	50,660	163

Affiliated Companies

($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

Affiliate	Purchase Cost	Sales Cost	Investment Income	Value 2/28/09	Value 5/31/08
T. Rowe Price Institutional Emerging Markets Bond Fund 10.01%	$ 75	$ -	$ 74	$ 991	$ 1,210
T. Rowe Price Institutional Floating Rate Fund, 7.85%	4,354	1,300	212	4,976	2,481
T. Rowe Price Institutional High Yield Fund, 10.36%	4,035	620	158	3,992	1,214
T. Rowe Price Reserve Investment Fund 0.54%	¤	¤	43	5,944	6,553
Totals			$ 487	$ 15,903	$ 11,458

¤ Purchase and sale information not shown for cash management funds.

Other information for the period ended February 28, 2009 related to affiliated companies is as follows:

Investment in securities, at cost	$ 16,996
Dividend income	487
Interest income	-
Investment income	$ 487
Realized gain (loss) on securities	$ (438)
Capital gain distributions from mutual funds	$ -

The accompanying notes are an integral part of this Portfolio of Invesments.

T. Rowe Price Institutional Core Plus Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

Currency Translation
Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction.

New Accounting Pronouncements
 On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by independent swap dealers or by an independent pricing service.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted under the circumstances described below. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust closing prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with closing prices and information to evaluate and/or adjust those prices. The fund cannot predict how often it will use closing prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares closing prices, the next day’s opening prices in the same markets, and adjusted prices.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets generally are reflected in Level 2 despite the availability of closing prices, because the fund evaluates and determines whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the fund’s investments, based on the inputs used to determine their values on February 28, 2009:

Following is a reconciliation of the fund’s Level 3 investments for the period ended February 28, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates and/or currency values.

Credit Default Swaps
During the period ended February 28, 2009, the fund was a party to credit default swaps. The fund may use swaps in an effort to manage exposure to changes in credit quality, to adjust overall exposure to certain markets, to enhance total return or protect the value of portfolio securities, to serve as a cash management tool, and/or to adjust portfolio duration or credit exposure. Credit default swaps are agreements where one party (the protection buyer) will make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument or issuer thereof. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. Generally, the payment risk for the seller of protection is inversely related to the current market price of the underlying credit; therefore, the payment risk increases as the price of the relevant underlying credit declines due to market valuations of credit quality. At February 28, 2009, the notional amount of protection sold by the fund totaled $220,000 (0.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers and the possible failure of a counterparty to perform in accordance with the terms of the swap agreements.

Collateral Agreements
 The fund has entered collateral agreements with certain counterparties to mitigate counterparty risk on over-the-counter derivatives, including swaps and forward currency exchange contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund is noted in the accompanying Portfolio of Investments. As of February 28, 2009, no collateral was pledged by either the fund or counterparties.

NOTE 4 - FEDERAL INCOME TAXES

At February 28, 2009, the cost of investments for federal income tax purposes was $88,346,000. Net unrealized loss aggregated $5,107,000 at period-end, of which $1,181,000 related to appreciated investments and $6,288,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

The fund may also invest in certain T. Rowe Price institutional funds (underlying institutional funds) as a means of gaining efficient and cost-effective exposure to certain markets. The underlying institutional funds are open-end management investment companies managed by Price Associates and/or T. Rowe Price International, Inc. (collectively, Price managers), and are considered affiliates of the fund. Each underlying institutional fund pays an all-inclusive management and administrative fee to its Price manager. To ensure that the fund does not incur duplicate fees, each Price manager has agreed to permanently waive a portion of its management fee charged to the fund, in an amount sufficient to fully offset the fees paid by the underlying institutional funds related to fund assets invested therein.

T. ROWE PRICE INSTITUTIONAL FLOATING RATE FUND

Unaudited

Portfolio of Investments‡

(Amounts in 000s)

	$ Par/Shares	Value
CORPORATE BONDS 13.8%		
Aerospace & Defense 0.1%		
American Airlines, 7.858%, 10/1/11	500	433
		433
Airlines 0.4%		
Delta Airlines, 7.57%, 11/18/10	3,375	3,122
		3,122
Automotive 1.1%		
DaimlerChrysler, VR, 1.634%, 8/3/09	1,000	980
Ford Motor Credit, FRN, 2.664%, 1/15/10	4,500	3,060
Goodyear Tire & Rubber, FRN, 6.318%, 12/1/09	1,825	1,720
KAR Holdings, FRN, 5.17%, 5/1/14	4,450	1,825
		7,585
Broadcasting 1.0%		
Time Warner, VR, 1.461%, 11/13/09	3,200	3,139
Univision Communications, 7.85%, 7/15/11	1,675	946
Viacom, FRN, 2.271%, 6/16/09	2,897	2,868
		6,953
Chemicals 0.1%		
Huntsman, 11.625%, 10/15/10	275	272
Koppers Industry, 9.875%, 10/15/13	355	331
		603
Container 0.3%		
Clondalkin Acquisition, VR, 3.996%, 12/15/13 (1)	2,925	1,813
		1,813

Department Stores 0.2%		
Macy's, 10.625%, 11/1/10	1,575	1,513
		1,513
Energy 0.9%		
Denbury Resources, 9.75%, 3/1/16	1,700	1,598
Forest Oil, 8.50%, 2/15/14 (1)	1,350	1,235
SandRidge Energy, VR, 5.06%, 4/1/14	6,000	3,855
		6,688
Entertainment & Leisure 0.3%		
Universal City Florida, VR, 5.92%, 5/1/10	4,870	2,386
		2,386
Financial 0.5%		
Nuveen Investments, 5.00%, 9/15/10	3,200	1,952
SLM Corporation, FRN, 1.299%, 7/27/09	1,400	1,260
		3,212
Food Processing 0.2%		
General Mills, 1.253%, 1/22/10	1,400	1,378
		1,378
Food/Tobacco 1.0%		
Altria Group, 9.25%, 8/6/19	2,025	2,061
Land O'Lakes, 9.00%, 12/15/10	1,735	1,752
Reynolds, VR, 2.696%, 6/15/11	3,625	3,258
		7,071
Gaming 0.5%		
MGM Mirage, 13.00%, 11/15/13 (1)	3,000	2,280

Wynn Las Vegas, 6.625%, 12/1/14	2,325	1,639
		3,919
Health Care 0.6%		
HealthSouth, FRN, 8.323%, 6/15/14	5,000	4,300
		4,300
Lodging 0.2%		
Felcor Lodging, STEP, 9.00%, 6/1/11	2,600	1,586
		1,586
Metals & Mining 1.3%		
Freeport-McMoran Copper & Gold, VR, 7.084%, 4/1/15	10,405	7,587
Ryerson Tull, FRN, 8.545%, 11/1/14 (1)	3,000	1,695
		9,282
Other Telecommunications 0.1%		
Level 3 Financing, VR, 5.474%, 2/15/15	1,500	712
		712
Retail 0.2%		
GSC Holdings, 8.00%, 10/1/12	1,775	1,777
		1,777
Services 0.2%		
Aramark, VR, 4.67%, 2/1/15	2,125	1,679
		1,679
Specialty Retailers 0.5%		
Home Depot, FRN, 2.046%, 12/16/09	3,650	3,576
		3,576

Utilities 1.9%		
El Paso, 8.25%, 2/15/16	1,525	1,403
NiSource Finance, FRN, 1.821%, 11/23/09	6,425	6,178
Orion Power, 12.00%, 5/1/10	1,800	1,845
TECO Energy, VR, 3.17%, 5/1/10	4,000	3,822
		13,248
Wireless Communications 2.2%		
Centennial Communications, VR, 7.185%, 1/1/13	5,225	5,238
IPCS, FRN, 3.295%, 5/1/13	1,650	1,205
IPCS, PIK, FRN, 4.42%, 5/1/14	3,475	2,050
Sprint Capital, 7.625%, 1/30/11	6,200	5,370
Sprint Capital, 8.375%, 3/15/12	25	20
Sprint Nextel, FRN, 1.866%, 6/28/10	2,100	1,849
		15,732
Total Corporate Bonds (Cost $114,939)		98,568
BANK DEBT 80.2% (2)		
Aerospace & Defense 1.1%		
BE Aerospace, VR, 5.75%, 7/28/14, Acquisition Date: 7/21/08 Acquisition Cost $4,925 (3)	4,975	4,602
Transdigm, VR, 3.498%, 6/23/13, Acquisition Date: 1/7/09 Acquisition Cost $1,760 (3)	2,000	1,823
Vought Aircraft, VR, 2.98%, 12/22/11, Acquisition Date: 9/22/08, Acquisition Cost $1,861 (3)	1,990	1,602
		8,027
Automotive 3.0%		
Allison Transmission, VR, 3.20%, 8/7/14, Acquisition Date: 4/1- 4/2/08, 10/3/08, 10/6-10/7/08, 10/9/08 10/14/08 11/6/08 and 1/30/09, Acquisition Cost $6,901 (3)	8,637	5,736

Ford Motor, VR, 5.00%, 12/15/13, Acquisition Date: 9/12/08 9/16-9/17/08, 9/29/08, 10/3/08, 10/6/08, 1/27-1/28/09 and 1/30/09, Acquisition Cost $6,081 (3)	10,231	3,301
Goodyear Tire & Rubber, VR, 2.23%, 4/30/14, Acquisition Date: 10/22/08, 11/3/08 and 1/23/09, Acquisition Cost $5,508 (3)	7,750	5,389
KAR Holdings, VR, 4.95%, 4/20/13, Acquisition Date: 2/6/09 Acquisition Cost $1,744 (3)	2,500	1,674
Navistar International, VR, 3.351%, 1/19/12, Acquisition Date: 2/6/09 and 2/10/09, Acquisition Cost $2,401 (3)	3,250	2,348
Oshkosh Truck, VR, 4.186%, 12/6/13, Acquisition Date: 2/11-2/13/09 and 2/17/09, Acquisition Cost $2,372 (3)	3,250	2,282
United Components, VR, 3.25%, 5/25/12, Acquisition Date: 4/2/08, Acquisition Cost $920 (3)	1,000	690
		21,420
Broadcasting 1.8%		
Clear Channel Communications, VR, 4.129%, 11/13/15 Acquisition Date: 7/29/08 and 8/26/08, Acquisition Cost $4,534 (3)	5,500	2,145
Lamar Media, VR, 1.938%, 3/31/14, Acquisition Date: 1/13/09 and 1/22/09, Acquisition Cost $2,228 (3)	2,500	2,125
Nexstar Broadcasting, VR, 3.209%, 10/1/12, Acquisition Date: 2/14/08, 3/4/08 and 4/30/08, Acquisition Cost $6,337 (3)	6,931	3,881
Sirius Satellite Radio, VR, 3.506%, 12/20/12, Acquisition Date: 2/19/09, Acquisition Cost $1,994 (3)	2,469	1,843
Univision Communications, VR, 2.729%, 9/29/14, Acquisition Date: 4/29/08, Acquisition Cost $5,266 (3)	6,250	2,827
		12,821
Cable Operators 5.7%		
Charter Communications, VR, 8.50%, 3/6/14 Acquisition Date: 6/10/08, 6/12/08, 1/28/09 and 2/6/09 Acquisition Cost $4,918 (3)	5,231	4,726
Charter Communications Operating, VR, 3.211%, 3/6/14 Acquisition Date: 6/10/08, 2/13/09 and 2/17/09, Acquisition Cost $8,184 (3)	9,989	7,940

Regal Cinemas, VR, 5.209%, 10/27/13, Acquisition Date: 3/19-3/20/08, 3/28/08 and 4/7/08, Acquisition Cost $5,479 (3)	5,942	5,482
		15,125
Financial 1.1%		
Hub International, VR, 3.959%, 6/13/14, Acquisition Date: 3/4-3/5/08, 3/11/08 and 6/19/08, Acquisition Cost $5,479 (3)	6,226	4,399
Nuveen Investments, VR, 3.821%, 11/13/14, Acquisition Date: 2/7/08, 4/15/08 and 4/18/08, Acquisition Cost $6,345 (3)	6,948	3,335
		7,734
Food/Tobacco 6.1%		
B&G Foods, VR, 4.20%, 2/26/13, Acquisition Date: 7/17/08 and 7/21/08, Acquisition Cost $4,000 (3)	4,133	3,679
Del Monte, VR, 1.97%, 2/8/11, Acquisition Date: 10/29/08 Acquisition Cost $1,098 (3)	1,197	1,127
Pinnacle Foods, VR, 3.163%, 4/2/14, Acquisition Date: 3/31/08, 4/2/08, 4/14/08, 6/19/08 and 6/16/08, Acquisition Cost $7,847 (3)	8,684	7,035
Supervalu, VR, 3.095%, 6/2/11, Acquisition Date: 2/17-2/19/09 and 2/24/09, Acquisition Cost $10,897 (3)	11,950	10,790
WM Wrigley Jr., VR, 6.50%, 9/30/14, Acquisition Date: 8/12/08 8/14/08, 9/10-9/11/08, 9/16-9/17/08, 9/23-9/24/08 9/29/08 and 10/1-10/2/08, Acquisition Cost $20,894 (3)	21,000	20,766
		43,397
Forest Products 2.6%		
Domtar, VR, 1.823%, 3/7/14, Acquisition Date: 1/8/09 Acquisition Cost $ 3,180 (3)	4,000	3,349
Georgia Pacific, VR, 3.29%, 12/20/10, Acquisition Date: 12/17/08, Acquisition Cost $1,606 (3)	1,814	1,695
Georgia Pacific, VR, 4.122%, 12/20/12, Acquisition Date: 1/31/08, 2/21/08, 9/23/08, 1/6/09, 1/8/09, 1/12/09 and 2/10-2/11/09, Acquisition Cost $11,736 (3)	12,987	11,190

Newpage, VR, 5.314%, 11/5/14, Acquisition Date: 2/20/08 Acquisition Cost $3,255 (3)	3,391	2,101
		18,335
Gaming 4.3%		
Ameristar Casinos, VR, 3.254%, 10/10/12, Acquisition Date: 2/6/08 and 9/10/08, Acquisition Cost $8,157 (3)	8,604	6,453
Harrah's Operating, VR, 4.174%, 1/28/15, Acquisition Date: 2/18-2/20/09 and 2/26-2/27/09, and Acquisition Cost $4,330 (3)	7,500	4,346
MGM Mirage, VR, 3.057%, 10/3/11, Acquisition Date: 2/26/08 5/6/08, 5/12/08, 6/24/08, 7/7/08, 7/9/08 and 10/29/08 Acquisition Cost $7,203 (3)	8,100	3,872
Penn National Gaming, VR, 1.73%, 10/3/11, Acquisition Date: 7/3/08, 7/22/08, 7/25/08 and 9/24/08, Acquisition Cost $9,002 (3)	9,327	8,690
Penn National Gaming, VR, 2.594%, 10/3/12, Acquisition Date: 11/5/08, 11/12-11/13/08, 11/18/08, 11/20/08 and 12/2/08 Acquisition Cost $2,538 (3)	2,992	2,700
Pokagon Gaming Authority, 9.00%, 8/15/12, Acquisition Date: 3/26/08, Acquisition Cost $1,506 (3)	1,553	1,444
Wynn Las Vegas, VR, 2.335%, 8/15/13, Acquisition Date: 11/12/08 and 1/7/09, Acquisition Cost $3,558 (3)	5,000	3,583
		31,088
Health Care 13.7%		
Bausch & Lomb, VR, 4.709%, 10/26/15, Acquisition Date: 7/18/08, 11/3/08 and 1/21/09, Acquisition Cost $6,353 (3)(4)	6,790	5,812
Biomet, VR, 4.459%, 3/25/15, Acquisition Date: 3/4/08 3/12/08, 7/18/08 and 1/21/09, Acquisition Cost $5,879 (3)	6,206	5,506
BSC International, VR, 3.216%, 4/21/11, Acquisition Date: 2/11/09, Acquisition Cost $3,735 (3)	4,000	3,676
Community Health, VR, 3.403%, 7/25/14, Acquisition Date: 2/21/08, 3/5/08, 4/7/08 and 11/18/08, Acquisition Cost $10,472 (3)	11,873	10,059

DaVita, VR, 1.91%, 10/5/11, Acquisition Date: 11/5/08 Acquisition Cost $1,275 (3)	1,413	1,316
DaVita, VR, 2.329%, 10/5/12, Acquisition Date: 2/1/08 and 11/3/08, Acquisition Cost $6,830 (3)	7,441	6,845
Fresenius SE, VR, 6.75%, 8/22/14, Acquisition Date: 9/26/08 Acquisition Cost $3,430 (3)	3,500	3,405
HCA, VR, 3.459%, 11/18/12, Acquisition Date: 1/31/08 2/1/08, 2/5/08, 4/29/08, 7/28/08, 11/3/08 and12/18/08 Acquisition Cost $16,133 (3)	18,194	15,853
HCA, VR, 3.709%, 11/18/13, Acquisition Date: 2/22/08 3/6/08, 1/16/09 and 2/10/09, Acquisition Cost $9,680 (3)	11,184	9,383
Health Management Association, VR, 3.209%, 2/28/14 Acquisition Date: 1/31/08 and 12/17/08, Acquisition Cost $5,741 (3)	7,469	5,987
HealthSouth, VR, 4.536%, 3/10/13, Acquisition Date: 3/19/08, 3/25/08, 4/17/08 and 1/12/09, Acquisition Cost $7,668 (3)	8,278	7,308
Invitrogen, VR, 5.25%, 6/11/15, Acquisition Date: 9/19/08 and 9/22-9/23/08, Acquisition Cost $5,446 (3)	5,486	5,380
Mylan Laboratories, VR, 4.548%, 10/2/14, Acquisition Date: 2/20/08 and 3/12/08, Acquisition Cost $3,991 (3)	4,165	3,830
United Surgical, VR, 2.736%, 4/19/14, Acquisition Date: 7/21/08, Acquisition Cost $1,800 (3)	1,978	1,637
US Oncology, VR, 5.538%, 8/20/11, Acquisition Date: 8/6/08 Acquisition Cost $2,888 (3)	3,000	2,723
US Oncology, VR, 5.756%, 8/20/11, Acquisition Date: 3/26/08 and 2/5/09, Acquisition Cost $2,747 (3)	2,980	2,716
Vanguard Health, VR, 3.301%, 9/23/11, Acquisition Date: 2/1/08, 2/5-2/6/08 and 4/21/08, Acquisition Cost $6,314 (3)	6,831	6,268
		97,704
Information Technology 1.7%		
Infor Global Solutions, VR, 5.21%, 3/2/14, Acquisition Date: 4/4/08 and 4/7/08, Acquisition Cost $7,200 (3)	7,939	4,645
Palm, VR, 3.98%, 4/24/14, Acquisition Date: 3/14/08 Acquisition Cost $1,029 (3)	1,473	670

Nielsen Finance, VR, 2.448%, 8/9/13, Acquisition Date: 2/22/08, 3/5/08, 3/10/08 and 4/11/08, Acquisition Cost $6,598 (3)	7,425	5,832
		7,521
Retail 1.9%		
Dollar General, VR, 3.557%, 7/6/14, Acquisition Date: 9/2/08 and 2/10/09 , Acquisition Cost $3,794 (3)	4,250	3,668
Nebraska Book, VR, 9.38%, 3/4/11, Acquisition Date: 2/11/09 Acquisition Cost $4,026 (3)	4,881	3,953
Neiman Marcus, VR, 4.193%, 4/6/13, Acquisition Date: 2/22/08 and 3/5/08, Acquisition Cost $3,752 (3)	4,056	2,558
Sally Holdings, VR, 3.036%, 11/16/13, Acquisition Date: 2/25/08, 4/3/08 and 4/8/08, Acquisition Cost $4,184 (3)	4,429	3,772
		13,951
Satellites 3.3%		
DirecTV, VR, 5.25%, 4/13/13, Acquisition Date: 5/12/08 10/9/08, 10/27/08, 11/3/08, 12/12/08 and 1/26/09 Acquisition Cost $10,882 (3)	11,570	11,125
Intelsat, VR, 3.925%, 7/3/12, Acquisition Date: 6/10/08 6/17/08, 8/14/08 and 11/7/08, Acquisition Cost $6,712 (3)	7,024	6,298
Telesat, VR, 4.326%, 11/5/14, Acquisition Date: 3/7/08 and 3/14/08, Acquisition Cost $6,390 (3)	6,933	5,920
		23,343
Services 6.4%		
Affiliated Computer Services, VR, 3.411%, 3/20/13, Acquisition Date: 2/2/09 and 2/5/09, Acquisition Cost $3,606 (3)	3,878	3,585
Allied Security Holdings, VR, 6.75%, 2/23/15, Acquisition Date: 8/20/08 and 9/17/08, Acquisition Cost $2,898 (3)	2,993	2,634
Aramark, VR, 3.256%, 1/26/14, Acquisition Date: 4/2/08 Acquisition Cost $3,760 (3)	4,000	3,443
Casella Waste, VR, 2.196%, 4/28/10, Acquisition Date: 2/1/08 2/4/08, 8/13/08 and 9/18/08, Acquisition Cost $10,124 (3)	10,681	9,693

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Floating Rate Fund
Unaudited

NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Institutional Income Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Portfolio of Investments may differ from the value the fund receives upon sale of the securities.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Pronouncements
 On June 1, 2008, the fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements. FAS 157 defines fair value, establishes the framework for measuring fair value, and expands the disclosures of fair value measurements in the financial statements. Adoption of FAS 157 did not have a material impact on the fund’s net assets or results of operations.

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, which is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about derivative and hedging activities, including how such activities are accounted for and their effect on financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the fund’s financial statements and related disclosures.

NOTE 2 - VALUATION

The fund’s investments are reported at fair value as defined under FAS 157. The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business.

Valuation Methods
Debt securities are generally traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Valuation Inputs
Various inputs are used to determine the value of the fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk)

Level 3 – unobservable inputs

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund’s own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. The following table summarizes the fund’s investments, based on the inputs used to determine their values on February 28, 2009:

NOTE 3 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Noninvestment-Grade Debt Securities
The fund may invest, directly or through its investments in T. Rowe Price institutional funds, in noninvestment-grade debt securities, commonly referred to as “high-yield” or “junk” bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At February 28, 2009, the cost of investments for federal income tax purposes was $858,750,000. Net unrealized loss aggregated $87,398,000 at period-end, of which $3,081,000 related to appreciated investments and $90,479,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	April 23, 2009

By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date	April 23, 2009